4a. Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2016	Dec. 31, 2014
Principal categories and estimated useful life of property and equipment
Property and equipment, gross	$ 4,671,853		$ 2,513,420
Less: accumulated depreciation	(889,465)		(764,789)
Property and equipment, net	3,782,388	$ 3,852,523	1,748,631
Office Equipment [Member]
Principal categories and estimated useful life of property and equipment
Property and equipment, gross	$ 1,490,297		1,564,404
Property and equipment, Estimated Useful Lives	5 years
Furniture and Fixtures [Member]
Principal categories and estimated useful life of property and equipment
Property and equipment, gross	$ 2,049,525		277,499
Property and equipment, Estimated Useful Lives	7 years
Vehicles [Member]
Principal categories and estimated useful life of property and equipment
Property and equipment, gross	$ 13,567		13,567
Property and equipment, Estimated Useful Lives	5 years
Computer Software [Member]
Principal categories and estimated useful life of property and equipment
Property and equipment, gross	$ 732,842		276,613
Computer Software [Member] | Minimum [Member]
Principal categories and estimated useful life of property and equipment
Property and equipment, Estimated Useful Lives	3 years
Computer Software [Member] | Maximum [Member]
Principal categories and estimated useful life of property and equipment
Property and equipment, Estimated Useful Lives	5 years
Leasehold Improvements [Member]
Principal categories and estimated useful life of property and equipment
Property and equipment, gross	$ 159,361		114,572
Land [Member]
Principal categories and estimated useful life of property and equipment
Property and equipment, gross	$ 226,261		$ 266,765